Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (UK)	$ (10,267)	$ (18,018)
Foreign	259	270
Net loss before income tax	$ (10,008)	$ (17,748)